State Street Bank and Trust Company

100 Summer Street, Floor 7

SUM0703

Boston, MA 02110

February 15, 2019

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Quantitative U.S. Long/Short Equity Portfolio (Institutional Shares) Prospectus and Statement of Additional Information, each dated February 14, 2019, do not differ from those contained in Post-Effective Amendment No. 105, filed electronically on February 14, 2019, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-1741 if you have any questions regarding this filing.

Sincerely,

/s/ Bernard Brick
Bernard Brick